Staff costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs
Wages and salaries	€ (197,013)	€ (175,167)	€ (139,681)
Social security costs	(32,543)	(29,934)	(26,471)
Pension costs	(10,881)	(8,467)	(7,337)
Costs related to subscription right plans	(88,493)	(70,726)	(79,959)
Other personnel costs	(18,067)	(11,237)	(9,897)
Total personnel costs	€ (346,997)	€ (295,531)	€ (263,345)